Investment Objectives and Goals	Oct. 31, 2026
EA Bridgeway Aggressive Investors ETF
Prospectus [Line Items]
Risk/Return [Heading]	EA BRIDGEWAY AGGRESSIVE INVESTORS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The EA Bridgeway Aggressive Investors ETF (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.
EA Bridgeway Select Small-Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	EA BRIDGEWAY SELECT SMALL-CAP VALUE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The EA Bridgeway Select Small-Cap Value ETF (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.
EA Bridgeway Ultra-Small Company Market ETF
Prospectus [Line Items]
Risk/Return [Heading]	EA BRIDGEWAY ULTRA-SMALL COMPANY MARKET ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The EA Bridgeway Ultra-Small Company Market ETF (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.
EA Bridgeway Blue Chip ETF
Prospectus [Line Items]
Risk/Return [Heading]	EA BRIDGEWAY BLUE CHIP ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The EA Bridgeway Blue Chip ETF (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.
EA Bridgeway Omni Small-Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.